GOVERNMENT ASSISTANCE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Amount received as government assistance	$ 484,918	$ 1,328,338
Paycheck Protection Program
Disclosure of detailed information about borrowings [line items]
Loan approved		530,000
CEWS and CERS Programs
Disclosure of detailed information about borrowings [line items]
Amount received as government assistance	$ 484,918	$ 765,715